Share capital - Reconciliation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share capital, beginning	€ 293,937,000
Increase (decrease) through exercise of warrants, equity		€ 1,770,000	€ 6,695,000
Aggregate share capital	356,445,000	356,445,000	356,112,000	€ 354,582,000
Balance at end of year	2,896,939,000	2,795,566,000	2,526,026,000
Share capital, ending	293,937,000	293,937,000
Share capital.
Share capital, beginning	293,937,000	293,604,000	292,075,000
Increase (decrease) through exercise of warrants, equity		333,000	1,530,000
Aggregate share capital	356,445,000	356,445,000	356,112,000
Costs of capital increase (accumulated)	(62,507,000)	(62,507,000)	(62,507,000)
Balance at end of year	293,937,000	293,937,000	293,604,000
Share capital, ending	€ 293,937,000	€ 293,937,000	€ 293,604,000